Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	3,888,869
Proposed Maximum Offering Price per Unit	1.16745
Maximum Aggregate Offering Price	$ 4,540,060.11
Fee Rate	0.01381%
Amount of Registration Fee	$ 626.98
Offering Note	(1) The number of shares of Class A common stock, par value $0.0001 per share ("Class A common stock"), of Hyperfine, Inc. (the "Registrant") stated above consists of additional shares of Class A common stock available for issuance under the Hyperfine, Inc. 2021 Equity Incentive Plan (the "2021 Plan"), by operation of the 2021 Plan's "evergreen" provision. The maximum number of shares which may be sold upon the exercise of options or issuance of stock-based awards granted under the 2021 Plan is subject to adjustment in accordance with certain anti-dilution and other provisions of the 2021 Plan. Accordingly, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers, in addition to the number of shares stated above, an indeterminate number of shares which may be subject to grant or otherwise issuable after the operation of any such anti-dilution and other provisions. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act on the basis of the average of the high and the low price of Registrant's Class A common stock as reported on the Nasdaq Stock Market on March 13, 2026.